Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
Property, plant and equipment of the Company consisted of the following:

	September 26,	December 31,
	2021	2020
Land	$1,330	$1,330
Buildings and improvements	10,123	8,594
Machinery and equipment	47,042	44,690
Construction in process	17,906	8,088

Total property, plant and equipment	76,401	62,702
Less: accumulated depreciation	26,008	18,973

Property, plant and equipment, net	$50,393	$43,729

Property, plant and equipment of the Company consisted of the following:

	2020	2019
Land	$1,330	$1,330
Buildings and improvements	8,594	7,222
Machinery and equipment	44,690	37,083
Construction in process	8,088	3,290

Total property, plant and equipment	62,702	48,925
Less: accumulated depreciation	18,973	15,390
Property, plant and equipment, net	$43,729	$33,535

Schedule of long-lived assets by geographic locations
The Company’s long-lived assets by geographic locations are as follows:

	September 26,	December 31,
	2021	2020
United States	$48,359	$42,264
International	2,034	1,465

Total property, plant and equipment, net	50,393	43,729

The Company’s long-lived assets by geographic locations are as follows:

	2020	2019
United States	$42,264	$32,977
International	1,465	558

Total long-lived assets	$43,729	$33,535